Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Premiums Written, Net [Abstract]
Gross premiums written	$ 6,875,925		$ 7,285,320	$ 6,299,929
Ceded Premiums Written	575,067		376,262	496,565
Net premiums written	6,300,858		6,909,058	5,803,364
Premiums Earned, Net [Abstract]
Assumed from other companies	7,077,020		6,923,078	5,987,931
Ceded to other companies	540,194		397,860	474,121
Net premiums earned	6,536,826		6,525,218	5,513,810
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	5,703,092		5,156,926	4,601,564
Ceded losses and loss expenses	368,192		233,770	408,309
Losses and loss expenses	5,334,900		4,923,156	4,193,255
Allowance for credit loss on reinsurance recoverable	3,000		0
Non Life
Premiums Written, Net [Abstract]
Gross premiums written	5,376,703		5,792,542	5,064,780
Ceded Premiums Written	550,784		353,735	472,498
Net premiums written	4,825,919	[1]	5,438,807	4,592,282
Premiums Earned, Net [Abstract]
Assumed from other companies	5,571,201		5,433,357	4,751,958
Ceded to other companies	516,672		375,301	450,096
Net premiums earned	5,054,529	[1]	5,058,056	4,301,862
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	4,358,975		3,879,242	3,566,201
Ceded losses and loss expenses	342,271		219,102	397,554
Losses and loss expenses	4,016,704	[1]	3,660,140	3,168,647
Life and Health
Premiums Written, Net [Abstract]
Gross premiums written	1,499,222		1,492,778	1,235,149
Ceded Premiums Written	24,283		22,527	24,067
Net premiums written	1,474,939		1,470,251	1,211,082
Premiums Earned, Net [Abstract]
Assumed from other companies	1,505,819		1,489,721	1,235,973
Ceded to other companies	23,522		22,559	24,025
Net premiums earned	1,482,297		1,467,162	1,211,948
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	1,344,117		1,277,684	1,035,363
Ceded losses and loss expenses	25,921		14,668	10,755
Losses and loss expenses	$ 1,318,196		$ 1,263,016	$ 1,024,608

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.